Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0001828108
Registrant Name	Aurora Innovation, Inc.
Registration File Number	333-284133
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES